General Information (Tables)	12 Months Ended
Dec. 31, 2024
General Information
Schedule of company employees details

	Number of employes
	Parent company	Consolidated
Senior Executives	9	14
Managers and Deputy Managers	89	503
Others workers	334	9,121
Total	432	9,638

Schedule of described licenses are detailed

Main brands under license
Licenses	Validity Date
Aberlour, Absolut, Ballantine's, Beefeater, Blender´s Pride, Borzoi, Chivas Reagal, Cuvee MUMM, Dubonnet, Elyx, G.H. MUMM, Havana Club, Jameson, Kahlúa, Level, Long John, Longmorn, Malibu, Martell, Olmeca, Orloff, Passport, Pernod, Perrier Jouet, Ricard, Royale Salute, Sandeman, Scapa, Strathisla, The Glenlivet, Wyborowa, 100 Pipers, in Chile (1)	June 2027
Amstel in Argentina (2)	10 years renewables
Amstel in Bolivia (9)	August 2033
Amstel in Uruguay (16)	In process
Amstel in Paraguay (1)	September 2027
Austral in Chile (4)	July 2026
Avena Quaker Extra Fino, Avena Tradicional Fortificada Ca-Fe-Zn, Barra Display Chispa Chocolate, Barra Display Frutilla, Barra Display Vainilla Toffe, Barra Display Vainilla Toffe, Cheetos, Doritos Queso, Fandangos Presunto, Fandangos Queijo, Honey Graham, Honey Nut, Lays Clásicas, Harina de Aventa Integral Py, Lays stax SCO, Lays stax Original, TOstitos, Stax Sal, Lay´s Ketchup, Stax Sco Casa, Lays Stax Cheddar, Lays Queso y Pimienta, Lays Ceb Car Lto, Cheetos Pali, Aveia Quaker Fr, Granola Quaker Miel y Pasas, Granola Quaker Miel y Almendras, Avena Multisemilla II, Avena Multisemillas IV, Quaker Avena Instant, Avena Multisemillas I, Barra Display Manzana, Tostitos, Doritos DInamita FH and Lays TA FH in Paraguay	October 2034
Blue Moon in Argentina (19)	December 2028 renewables
Blue Moon in Paraguay	April 2028
Coors in Chile (5)	December 2025
Crush, Canada Dry (Ginger Ale, Agua Tónica and Limón Soda) in Chile (6)	December 2028
Fernet Branca, Brancamenta, Punt E Mes, Borghetti, Carpano Rosso and Carpano Bianco in Chile	December 2029
Frugo in Chile	Indefinitely
Gatorade in Chile (7)	December 2043
Gatorade in Paraguay (21)	April 2033
Grolsch in Argentina	May 2028
Heineken in Bolivia (8)	December 2029
Heineken in Chile and Argentina (9)	10 years renewables
Heineken in Colombia (10)	March 2028
Heineken in Paraguay (1)	May 2026
Heineken in Uruguay (9)	10 years renewables
Mas in Uruguay (15)	December 2028
Kunstmann in Colombia (1)	July 2025
Miller in Argentina (10)	December 2026
Miller Lite and Miller Genuine Draft in Colombia (13)	December 2026
Miller in Uruguay (6)	July 2026
Nestlé Pure Life in Chile (6)	December 2027
Paulaner in Paraguay	April 2025
Patagonia in Chile	Indefinitely
Pepsi, Seven Up and Mirinda in Chile	December 2043
Pepsi, Pepsi Light, Pepsi Max, Pepsi Blue, Pepsi Black, 7up, 7up Free, Mirinda (Guaraná), Mirinda Free (Guaraná), Paso de los Toros, Paso de los Toros Free and Aquafina in Paraguay (21)	April 2033
Polar Imperial in Chile	Indefinitely
Red Bull in Chile (11)	Indefinitely
RedBull in Paraguay (16)	In process
Rockstar in Chile (17)	December 2043
Schneider in Bolivia (16)	In process
Split in Paraguay (16)	In process
Sol in Argentina (9)	10 years renewables
Sol in Chile (9)	10 years renewables
Sol in Colombia (3)	March 2028
Sol in Paraguay (1)	January 2026
Té Lipton in Chile	December 2030
Tecate in Colombia (3)	March 2028
Villavicencio, Villa del Sur, Levite, Brio, Ser, We, Mate Power, Evian and Ser (powdered drink mix) (18)	Indefinitely
Warsteiner in Argentina (14)	May 2028
Watt´s in Uruguay	99 years renewables
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's (juice) rigid packaging, except carton in Chile (20)	December 2028
Watt's in Paraguay (12)	July 2026

(1)	Renewable for successive periods of 3 years.
(2)	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(3)	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
(4)	Renewable for periods of two years, subject to the compliance of the contract conditions
(5)	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.
(6)	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
(7)	License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
(8)	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
(9)	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(10)	After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
(11)	Indefinite contract, notice of termination 6 months in advance.
(12)	Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Babidas del Paraguay S.A.
(13)	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
(14)	Prior to the expirty of its term, Parties shall negociate its continuity for five (5) more years.
(15)	License automatically renewable for periods of 10 years.
(16)	Distribution started,distribution agremment under negociation.
(17)	As long as the shareholders Agreement of Bebidas CCU-PepsiCo SpA. is in force.
(18)	The agreement will remain in effect except material breach, CCU ceases to be a shareholder of Aguas de Origen S.A., or a party is declared bankrupt.
(19)	After the initial termination date, license is automatically renewed under identical conditions (Rolling Contract), for two 5-year periods, subject to compliance with the conditions established in the contract.
(20)	Term shall be automatically renewed for equal and successive periods of 5 years each, unless notice is given at least one (1) year prior to the expiration of the original term or any of its extensions.
(21)	After initial term, license is automatically renewed for 4 years, unless written non renewal notice of at least 1 year before initial term.

Schedule of direct and indirect significant subsidiaries

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage direct and indirect
				As of December 31, 2024			As of December 31, 2023
				Direct %	Indirect %	Total %	Total %
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	-	50.0917	50.0917	50.0917
Cervecera Guayacán SpA. (9) (**)	76,035,409-0	Chile	Chilean Pesos	-	30.0005	30.0005	25.0006
CRECCU S.A. (6)	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (**)	76,077,848-6	Chile	Chilean Pesos	-	25.5034	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	US Dollar	99.8516	0.1484	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (**)	76,337,371-1	Chile	Chilean Pesos	-	49.9888	49.9888	49.9888
CCU Inversiones II SpA. (1)	76,349,531-0	Chile	US Dollar	99.9602	0.0398	100.0000	100.0000
Cervecería Szot SpA. (10) (**)	76,481,675-7	Chile	Chilean Pesos	-	-	-	25.0006
Bebidas Carozzi CCU SpA. (**)	76,497,609-6	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Inversiones Invex CCU Ltda. (2)	76,572,360-4	Chile	US Dollar	66.6519	33.3406	99.9925	99.9925
Promarca Internacional SpA. (**)	76,574,762-7	Chile	US Dollar	-	49.9917	49.9917	49.9917
CCU Inversiones S.A. (13)	76,593,550-4	Chile	Chilean Pesos	99.0242	0.9533	99.9775	99.9775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	-	80.0000	80.0000	80.0000
Promarca S.A. (**)	76,736,010-K	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
D&D SpA. (5) (**)	76,920,876-3	Chile	Chilean Pesos	-	40.8105	40.8105	40.8105
La Barra S.A. (18)	77,148,606-1	Chile	Chilean Pesos	99.0000	1.0000	100.0000	100.0000
Mahina SpA. (**)	77,248,551-4	Chile	Chilean Pesos	-	25.0458	25.0458	25.0458
Volcanes del Sur S.A. (17)	77,622,887-7	Chile	Chilean Pesos	-	74.9503	74.9503	74.9503
CirCCUlar SpA. (8)	77,847,898-3	Chile	Chilean Pesos	-	99.9773	99.9773	-
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	95.8904	4.1080	99.9984	99.9984
Millahue S.A. (11)	91,022,000-4	Chile	Chilean Pesos	99.9773	-	99.9773	99.9621
Viña San Pedro Tarapacá S.A. (*) (13)	91,041,000-8	Chile	Chilean Pesos	-	85.1506	85.1506	84.6824
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	-	50.5519	50.5519	50.5519
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	-	85.1506	85.1506	84.6824
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	-	50.0007	50.0007
Cervecera CCU Chile Ltda. (16)	96,989,120-4	Chile	Chilean Pesos	99.8064	0.1935	99.9999	99.9999
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	98.8000	1.1834	99.9834	99.9834
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9888	99.9888	99.9888
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
Aguas de Origen S.A. (12)	0-E	Argentina	Argentine Pesos	-	50.0970	50.0970	-
Compañía Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	-	99.9939	99.9939	99.9939
Compañía Industrial Cervecera S.A. (7)	0-E	Argentina	Argentine Pesos	-	99.9952	99.9952	99.9952
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	-	85.1506	85.1506	84.6824
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	-	74.9980	74.9980	74.9980
Bebidas Bolivianas BBO S.A. (3)	0-E	Bolivia	Bolivians	-	51.0000	51.0000	51.0000
VSPT Winegroup (Shanghai) Limited (15)	0-E	China	Yuan	-	85.1506	85.1506	84.6824
International Spirits Investments USA LLC	0-E	United States	US Dollar	-	80.0000	80.0000	80.0000
VSPT US LLC	0-E	United States	US Dollar	-	85.1506	85.1506	84.6824
VSPT UK Ltd. (14)	0-E	United Kingdom	Sterling Pound	-	85.1506	85.1506	84.6824
AV S.A. (4)	0-E	Paraguay	Paraguayan Guaranies	-	51.0166	51.0166	-
Bebidas del Paraguay S.A. (4)	0-E	Paraguay	Paraguayan Guaranies	-	57.2158	57.2158	55.0070
Distribuidora del Paraguay S.A. (4)	0-E	Paraguay	Paraguayan Guaranies	-	51.0024	51.0024	54.9640
Promarca Internacional Paraguay S.R.L. (**)	0-E	Paraguay	Paraguayan Guaranies	-	49.9917	49.9917	49.9917
Sajonia Brewing Company S.R.L.	0-E	Paraguay	Paraguayan Guaranies	-	56.6436	56.6436	54.4569
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000
Coralina S.A. (19)	0-E	Uruguay	Uruguayan Pesos	-	-	-	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000

(*)	Listed company in Chile.
(**)	Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

Schedule of direct participation and indirect participation through a subsidiary

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage with voting rights
				As of December 31, 2024	As of December 31, 2023
				%	%
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
Cervecera Guayacán SpA. (9) (**)	76,035,409-0	Chile	Chilean Pesos	30.0005	25.0006
CRECCU S.A. (6)	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (**)	76,077,848-6	Chile	Chilean Pesos	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	US Dollar	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (**)	76,337,371-1	Chile	Chilean Pesos	49.9888	49.9888
CCU Inversiones II SpA. (1)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Cervecería Szot SpA. (10) (**)	76,481,675-7	Chile	Chilean Pesos	-	25.0006
Bebidas Carozzi CCU SpA. (**)	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9834	99.9834
Inversiones Invex CCU Ltda. (2)	76,572,360-4	Chile	US Dollar	99.9925	99.9925
Promarca Internacional SpA. (**)	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (13)	76,593,550-4	Chile	Chilean Pesos	99.9775	99.9775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	80.0000
Promarca S.A. (**)	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
D&D SpA. (5) (**)	76,920,876-3	Chile	Chilean Pesos	40.8105	40.8105
La Barra S.A. (18)	77,148,606-1	Chile	Chilean Pesos	100.0000	100.0000
Mahina SpA. (**)	77,248,551-4	Chile	Chilean Pesos	25.0458	25.0458
Volcanes del Sur S.A. (17)	77,622,887-7	Chile	Chilean Pesos	74.9503	74.9503
CirCCUlar SpA. (8)	77,847,898-3	Chile	Chilean Pesos	99.9773	-
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	100.0000	100.0000
Millahue S.A. (11)	91,022,000-4	Chile	Chilean Pesos	99.9773	99.9621
Viña San Pedro Tarapacá S.A. (*) (13)	91,041,000-8	Chile	Chilean Pesos	85.1506	84.6824
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	50.5519	50.5519
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	85.1506	84.6824
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda. (16)	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	99.9834	99.9834
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	100.0000	100.0000
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
Aguas de Origen S.A. (12)	0-E	Argentina	Argentine Pesos	50.0970	-
Compañía Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Compañía Industrial Cervecera S.A. (7)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	85.1506	84.6824
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9980	74.9980
Bebidas Bolivianas BBO S.A. (3)	0-E	Bolivia	Bolivians	51.0000	51.0000
VSPT Winegroup (Shanghai) Limited (15)	0-E	China	Yuan	85.1506	84.6824
International Spirits Investments USA LLC	0-E	United States	US Dollar	80.0000	80.0000
VSPT US LLC	0-E	United States	US Dollar	85.1506	84.6824
VSPT UK Ltd. (14)	0-E	United Kingdom	Sterling Pound	85.1506	84.6824
AV S.A. (4)	0-E	Paraguay	Paraguayan Guaranies	51.0166	-
Bebidas del Paraguay S.A. (4)	0-E	Paraguay	Paraguayan Guaranies	57.2158	55.0070
Distribuidora del Paraguay S.A. (4)	0-E	Paraguay	Paraguayan Guaranies	51.0024	54.9640
Promarca Internacional Paraguay S.R.L. (**)	0-E	Paraguay	Paraguayan Guaranies	49.9917	49.9917
Sajonia Brewing Company S.R.L.	0-E	Paraguay	Paraguayan Guaranies	56.6436	54.4569
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Coralina S.A. (19)	0-E	Uruguay	Uruguayan Pesos	-	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000

(*)	Listed company in Chile.
(**)	Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

Schedule of business combination,provisional fair values of the assets and liabilities

Assets and Liabilities	Fair Value
ThCh$
Trade and other current receivables	5,935,199
Inventories	5,053,629
Other current assets	819,009
Total current assets	11,807,837
Property, plant and equipment (net)	6,621,135
Intangible assets other tan goodwill	12,264,118
Right of use assets	119,480
Total non-current assets	19,004,733
Total Assets	30,812,570
Current lease liabilities	59,618
Trade and other current payables	10,578,725
Other current liabilities	1,460,285
Total current liabilities	12,098,628
Non-current lease liabilities	59,862
Deferred taxes liabilities	1,180,741
Total non-current liabilities	1,240,603
Total Liabilities	13,339,231
Net identifiable assets acquired	17,473,339
Non-controlling interests	8,559,035
Investment value	8,914,304
Consideration transferred	(18,860,580)
Cash flow obtained by business combination	17,112,779
Other reserves	(7,166,503)
-

Schedule of business combination, the fair values of assets and liabilities

Assets and Liabilities	Fair Value
ThCh$
Trade and other current receivables	404,882
Inventories	300,055
Other current assets	287,574
Total current assets	992,511
Property, plant and equipment (net)	607,977
Intangible assets other tan goodwill	1,962,891
Right of use assets	26,767
Total non-current assets	2,597,635
Total Assets	3,590,146
Current lease liabilities	26,767
Trade and other current payables	602,887
Other current liabilities	97,542
Total current liabilities	727,196
Non-current lease liabilities	100,755
Deferred taxes liabilities	536,201
Total non-current liabilities	636,956
Total Liabilities	1,364,152
Net identifiable assets acquired	2,225,994
Non-controlling interests	(1,090,587)
Goodwill	2,100,677
Investment value	3,236,084

Schedule of business combination by stages, provisional fair values of assets and liabilities

Assets and Liabilities	Fair Value
ThCh$
Trade and other current receivables	13,502,497
Inventories	11,903,064
Other current assets	2,293,374
Total current assets	27,698,935
Property, plant and equipment (net)	8,046,721
Intangible assets other tan goodwill	25,481,126
Deferred taxes assets	1,545,351
Total non-current assets	35,073,198
Total Assets	62,772,133
Other financial liabilities	8,351,355
Trade and other current payables	27,255,032
Other current liabilities	1,030,235
Total current liabilities	36,636,622
Other non-current liabilities	1,691,168
Total non-current liabilities	1,691,168
Total Liabilities	38,327,790
Net identifiable assets acquired	24,444,343
Non-controlling interests	(12,197,727)
Investment value	12,246,616
Goodwill	5,557,026
Investment at fair value previously held	(15,128,327)
Gain for business combination by stages	(2,628,098)
Cash flow used to obtain control of subsidiary	(47,217)
-